Share Capital (Tables)	12 Months Ended
Jun. 30, 2019
Share capital [Abstract]
Schedule of share capital
	2019 Shares	2018 Shares	2017 Shares	2019 $	2018 $	2017 $
Ordinary shares
Fully paid	163,215,706	142,778,206	130,041,417	60,511,326	58,372,043	53,632,995
	163,215,706	142,778,206	130,041,417	60,511,326	58,372,043	53,632,995

Schedule of ordinary shares
(i)	Movements in ordinary shares:

Details	Number of shares	Total $
Balance at 1 July 2016	80,099,646	45,633,354
Right issue[1] (2016-07-07)	18,045,512	—
Right issue at A$0.25 (2016-07-07)	3,275,466	818,867
Right issue at A$0.25 to oversubscribes and private placement (2016-09-29)	3,968,916	992,229
Shares issued at A$0.245 under ESOP – for 6 months service (vesting monthly) (2016-12-02)	251,877	61,710
Shares issued at A$0.332 on NASDAQ (equivalent to 610,000 ADSs) (2017-06-09)[2]	24,400,000	8,092,517
Less: Transaction costs arising on share issues	—	(2,037,557)
Movement to Retained Earnings	—	71,875
Balance at 30 June 2017	130,041,417	53,632,995
Issue at A$0.19 on conversion of convertible notes (2017-07-28)	399,045	75,333
Issue at A$0.16 in lieu of payment for services (2017-11-13)	875,000	140,000
Cancellation pursuant to annual general meeting (2017-11-24)	(2,000,000)	—
Issue at A$0.39 pursuant to placement (2018-03-15)	13,162,744	5,161,585
Issue at A$0.32 on exercise of IMRNW warrants (2018-03-15)	300,000	95,282
Less: Transaction costs arising on share issues	—	(733,152)
Balance at 30 June 2018	142,778,206	58,372,043
Issue at A$0.16 in lieu of payment for services (2018-11-22)[3]	437,500	70,000
Issue at US$0.10 pursuant to ADS public offering (2019-05-30)[4]	20,000,000	2,894,238
Reclassify exercised options from reserves to share capital	—	100
Less: Transaction costs arising on share issues	—	(825,055)
Balance at 30 June 2019	163,215,706	60,511,326

Notes

1.	As at 30 June 2016, the Company was committed to issue 18,045,512 of ordinary shares in relation to the A$4,511,378 received in capital raising. These shares were subsequently issued to respective holders on 7 July 2016. 2,418,129 of these new fully paid ordinary shares were issued to Grandlodge on the same terms and conditions as all other subscribers.

2.	Grandlodge participated in our NASDAQ IPO and acquired 32,707 ADRs and 32,707 Warrants.

3.	Mr Peter and Mr Stephen Anastasiou are directors and majority shareholders of Grandlodge Capital Pty Ltd (Grandlodge). Commencing 1 June 2013, Immuron Limited contracted Grandlodge on normal commercial terms and conditions to provide warehousing, distribution and invoicing services for Immuron Limited’s products for $70,000 per annum. These fees will be payable in new fully paid ordinary shares in Immuron Limited at a set price of $0.16 per share, representing Immuron Limited’s shares price at the commencement of the agreement.

4.	On 30 May 2019, 500,000 American Depository Shares (ADS) were issued at US$4.00 each. Each ADS is equivalent to 40 ordinary shares, i.e. 20,000,000 at US$0.10 each (A$0.1447).